Net Carrying Value for each Class of Leasing Assets (Detail: Text Values) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Net Carrying Value for each Class of Leasing Assets [Abstract]
Total future minimum rental payments for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011	€ 441
Leaseback arrangement for the entire headquarter in month	181
Rental payments for lease and sublease agreements	747
thereof [Abstract]
Charges for minimum lease payments	769
Sublease rentals received	€ 20